Financial and Other Guarantees	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Product Warranty Disclosure [Text Block]
15. FINANCIAL AND OTHER GUARANTEES
We generally offer a limited parts and labor warranty on capital equipment. The specific terms and conditions of those warranties vary depending on the product sold and the countries where we conduct business. We record a liability for the estimated cost of product warranties at the time product revenues are recognized. The amounts we expect to incur on behalf of our Customers for the future estimated cost of these warranties are recorded as a current liability on the accompanying Consolidated Balance Sheets. Factors that affect the amount of our warranty liability include the number and type of installed units, historical and anticipated rates of product failures, and material and service costs per claim. We periodically assess the adequacy of our recorded warranty liabilities and adjust the amounts as necessary.
Changes in our warranty liability during the periods presented are as follows:

Years Ended March 31,	2020	2019	2018
Balance, Beginning of Year	$7,194	$6,872	$6,861
Warranties issued during the period	12,311	11,177	12,305
Settlements made during the period	(12,124)	(10,855)	(12,294)
Balance, End of Year	$7,381	$7,194	$6,872